Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 04, 2019	Jun. 18, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization and Business Operations (Textual)
Proposed offering and private placement, description			Upon the closing of the Initial Public Offering and the Private Placement, approximately $233.0 million was placed in a trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee.	Upon the closing of the Initial Public Offering and the Private Placement, approximately $233.0 million was placed in a trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee.
Maximum maturity of securities held in trust account			180 days	180 days
Trust account, description			(i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units sold in the Initial Public Offering (the "Public Shares") that have been properly tendered in connection with a stockholder vote seeking to amend the Company's amended and restated certificate of incorporation to affect the substance or timing of its obligation to redeem 100% of such Public Shares if it has not consummated an Initial Business Combination within 24 months from the closing of the Initial Public Offering (the "Combination Period"); and (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period.	(i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units sold in the Initial Public Offering (the “Public Shares”) that have been properly tendered in connection with a stockholder vote seeking to amend the Company’s amended and restated certificate of incorporation to affect the substance or timing of its obligation to redeem 100% of such Public Shares if it has not consummated an Initial Business Combination within 24 months from the closing of the Initial Public Offering (the “Combination Period”); and (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Business combination fair market value, percentage			80.00%	80.00%
Business combination net tangible assets			$ 5,000,001	$ 5,000,001
Class A common stock sold, description			Aggregate of 20% or more.	Aggregate of 20% or more.
Cash			$ 231,000	$ 916,000
Investment income in trust account			$ 236,643,898	$ 236,054,346
Liquidity, description			The Company’s liquidity needs have been satisfied through a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares (as defined below and described in Note 4) to the Sponsor, an approximately $580,000 loan from the Sponsor pursuant to an unsecured promissory note (the “Note”), the net proceeds from the consummation of the Private Placement not held in the Trust Account and an aggregate of approximately $1.1 million of interest income released from the Trust Account since inception to fund franchise and income tax obligations. The Company repaid the Note to the Sponsor in full on March 29, 2019.	The Company’s liquidity needs have been satisfied through a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares (as defined below and described in Note 4) to the Sponsor, an approximately $580,000 loan from the Sponsor pursuant to an unsecured promissory note (the “Note”), the net proceeds from the consummation of the Private Placement not held in the Trust Account and an aggregate of $812,000 of interest income released from the Trust Account since inception to fund tax obligations.
Public share redeem percentage			100.00%	100.00%
Dissolution expenses			$ 100,000	$ 100,000
Franchise income tax			$ 100,000
Forward Purchase Agreement [Member]
Description of Organization and Business Operations (Textual)
Agreed to purchase share			30,750,000
Aggregate purchase price			$ 307,500,000
Subscription Agreements [Member]
Description of Organization and Business Operations (Textual)
Agreed to purchase share		30,750,000
Aggregate purchase price		$ 307,500,000
Purchase price		$ 10.00
Common Stock Class A
Description of Organization and Business Operations (Textual)
Maximum maturity of securities held in trust account			180 days
Public share redeem percentage			10.00%
Closing share issued			100,000,000
Business combination, description			(a) increase the number of authorized shares of Class A common stock from 200,000,000 shares to 250,000,000 shares, (b) reclassify the Company’s board of directors, (c) eliminate certain provisions in the Charter relating to an Initial Business Combination that will no longer be applicable following the Closing, (d) change the post-combination company’s name to “Hyliion Holdings Corp.” and (e) make certain other changes that the Company’s board of directors deems appropriate for a public operating company.
Common Stock Class A | Forward Purchase Agreement [Member]
Description of Organization and Business Operations (Textual)
Closing share issued			1,750,000
Agreed to purchase share			1,750,000
Warrants to purchase of shares			875,000
Aggregate purchase price			$ 17,500,000
Common Stock Class A | IPO Forward Purchase Agreement [Member]
Description of Organization and Business Operations (Textual)
Closing share issued		1,750,000
Agreed to purchase share		1,750,000
Warrants to purchase of shares		875,000
Aggregate purchase price		$ 17,500,000
Business combination, description		(a) Atlas Point Fund does not fund the $17,500,000 purchase price, Atlas Point Fund will transfer 900,000 Founder Shares back to Tortoise Borrower, such that Atlas Point Fund will retain 365,625 Founder Shares and (b) if Atlas Point Fund does fund the $17,500,000 purchase price, Atlas Point Fund will transfer 894,375 Founder Shares back to Tortoise Borrower.
Purchase price		$ 11.50
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Description of proposed offering to business combination			If the Company is unable to complete an Initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company's franchise and income taxes (less up to $100,000 of such net interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish the public stockholders' rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining stockholders and the Company's board of directors, dissolve and liquidate, subject in each case to the Company's obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete an Initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter subject to lawfully available funds therefor, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company's franchise and income taxes (less up to $100,000 of such net interest to pay dissolution expenses), divided by the number of then-outstanding Public Shares, which redemption will completely extinguish the public stockholders' rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining stockholders and the Company's board of directors, dissolve and liquidate, subject in each case to the Company's obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Initial public offering, description	The Company consummated the Initial Public Offering of 23,300,917 of its units (the “Units”), including 800,917 Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option, generating gross proceeds of approximately $233.0 million. As described in Note 4, on March 4, 2019, simultaneously with the closing of the Initial Public Offering, Tortoise Borrower LLC, a Delaware limited liability company and an affiliate of the Sponsor (“Tortoise Borrower”), purchased an aggregate of 6,660,183 warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per warrant, generating gross proceeds to the Company of approximately $6.66 million (the “Private Placement”).
Investment income in trust account			$ 3,600,000	$ 3,000,000
Working capital deficit			$ 1,700,000